Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

March 31, 2017

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Chartwell Funds - Registration Statement on Form N-14

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of The Chartwell Funds (the “Trust”), pursuant to the Securities Act of 1933, as amended, is a Registration Statement on Form N-14 for the Trust, including the exhibits thereto. The Combined Proxy Statement and Prospectus contained in this filing relate to the proposed reorganizations of each series of Investment Managers Series Trust identified below as an “IMST Fund” with an into each series of the Trust identified below as an “Acquiring Fund:”

IMST Fund		Acquiring Fund
Berwyn Fund	→	Berwyn Fund
Berwyn Income Fund	→	Berwyn Income Fund
Berwyn Cornerstone Fund	→	Chartwell Mid Cap Value Fund
Chartwell Short Duration High Yield Fund	→	Chartwell Short Duration High Yield Fund
Chartwell Small Cap Value Fund	→	Chartwell Small Cap Value Fund

Each Acquiring Fund will be newly a created fund upon the effectiveness of its registration statement on Form N-1A, which was recently filed with the U.S. Securities and Exchange Commission.

Pursuant to Rule 488 under the Securities Act, it is proposed that this Registration Statement will become effective on the 30th day after filing.

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Please do not hesitate to call me at (215) 564-8089, or Alan R. Gedrich at (215) 564-8050, if you have any questions regarding the foregoing. Thank you for your attention to this matter.

Sincerely,
/s/ Cory O. Hippler
Cory O. Hippler